Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	$ 166,158	$ 92,040	$ 62,697
Items that are or may be reclassified subsequently to profit or loss:
Change in fair value on financial instruments, net of hedging	286	19,613	(12,252)
Reclassification of gains (losses) on financial instruments to profit or loss	(949)	60	48
Exchange difference in conversion of foreign currency operation	0	0	448
Other comprehensive income (loss)	(663)	19,673	(11,756)
Total comprehensive income for the year	$ 165,495	$ 111,713	$ 50,941